Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Oatmilk
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	90.00%	90.00%	90.00%
Single External Customer | North America and Greater China Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	6.00%	10.00%	12.00%